GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jan. 02, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization of patent	$ 34,063	$ 25,514
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of patent	25,514	$ 25,514
Optilan Liquidation [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of trade value	356,260
Optilan Liquidation [Member] | Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying value of intangible assets	$ 0			$ 390,330
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset estimated useful life			25 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset estimated useful life			10 years